Related party balances and transactions - Ownership Interest (Details) - Related Party	Apr. 27, 2026	Dec. 31, 2025
Riches Credit Insurance Brokerage Limited | Rui Wu (Company's director)
Related party balances and transactions
Equity method investment, ownership percentage		67.50%
Oriental Pearl (Shenzhen) Entry-Exit Service Co., Ltd. | Rui Wu (Company's director)
Related party balances and transactions
Equity method investment, ownership percentage		75.00%
Kwok Kai Kai Clara | Prime Ocean Holdings Limited
Related party balances and transactions
Equity method investment, ownership percentage		25.80%
Kwok Kai Kai Clara | Prime Ocean Holdings Limited | Subsequent event
Related party balances and transactions
Equity method investment, ownership percentage	9.00%